Revenue	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue

Note 5 - Revenue

Disaggregation of Revenue

The Company presents and discusses revenues by customer location. The Company believes this disaggregation best depicts how the nature, amount, timing and uncertainty of our revenues and cash flows are affected by industry, market and other economic factors.

The following table shows the disaggregation of the Company’s revenues by major customer location. Revenues are attributed to geographic regions based upon billed client location. Substantially all of the revenue in our North America region relates to operations in the United States.

	Three Months Ended June 30,
	2024	2023
North America	$15,507	$12,487
Asia Pacific and Other	1,160	3,843
Total revenue	$16,667	$16,330

Contract balances

Contract assets comprise amounts where the Company’s right to bill is contingent on something other than the passage of time. As of June 30, 2024 and March 31, 2024, the Company’s contract assets were $470 and $255, respectively, and were recorded within “Prepaid expenses and other current assets”, net of allowance for credit losses, on the condensed consolidated balance sheets.

Contract liabilities, or deferred revenue, comprise amounts collected from the Company’s customers for revenues not yet earned and amounts which are anticipated to be recorded as revenues when services are performed. The amount of revenue recognized in the three months ended June 30, 2024 and 2023 that was included in deferred revenue at the beginning of each period was $60 and $101, respectively.

As of June 30, 2024 and March 31, 2024 the Company’s deferred revenue was $223 and $261, respectively, and was recorded within “Other current liabilities” on the condensed consolidated balance sheets. There was no deferred revenue classified as non-current as of June 30, 2024 and March 31, 2024.

Note 11 - Revenue

Disaggregation of Revenue

The Company presents and discusses revenues by customer location. The Company believes this disaggregation best depicts how the nature, amount, timing and uncertainty of our revenues and cash flows are affected by industry, market and other economic factors.

The following table shows the disaggregation of the Company’s revenues by major customer location. Revenues are attributed to geographic regions based upon billed client location. Substantially all of the revenue in our North America region relates to operations in the United States.

	Year Ended March 31,
	2024	2023
North America	$56,958	$48,204
Asia Pacific and Other	15,551	4,895
Total revenue	$72,509	$53,099

Contract balances

Contract assets comprise amounts where the Company’s right to bill is contingent on something other than the passage of time. As of March 31, 2024 and March 31, 2023, the Company’s contract assets were $255 and $0, respectively, and were recorded within “Prepaid expenses and other current assets”, net of allowance for credit losses, on the consolidated balance sheets.

Contract liabilities, or deferred revenue, comprise amounts collected from the Company’s customers for revenues not yet earned and amounts which are anticipated to be recorded as revenues when services are performed. The amount of revenue recognized for the year ended March 31, 2024 and 2023 that was included in deferred revenue at the beginning of each period was $193 and $228, respectively.

As of March 31, 2024 and March 31, 2023 the Company’s deferred revenue was $261 and $193, respectively, and was recorded within “Other current liabilities” on the consolidated balance sheets. There was no deferred revenue classified as non-current as of March 31, 2024 and March 31, 2023.

Contract Acquisition Costs

Direct and incremental costs incurred for acquiring contracts, such as sales commissions are contract acquisition costs and thereby classified under “Other current assets” and “Other assets” in the consolidated balance sheets. Such costs are amortized over the expected duration of the relationship with customers and recorded under Selling and marketing expenses in the consolidated statements of income.